Other Payables and Accruals (Details) - Schedule of Other Payables and Accruals - CNY (¥) ¥ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Payables and Accruals [Abstract]
Accruals		¥ 15,700	¥ 11,934
Payable to database suppliers		13,442	3,327
Loan from other parties	[1]	16,900
VAT, and other taxes payable		28,078	25,942
Payable to agents		9,184	6,469
Interest payables		1,911	184
Others		2,644	2,307
Total other payables and accruals		87,859	50,163
Current		87,859	50,163
Non-current

[1]	Loan due to third parties represented loans borrowed from third parties with annual interest rate of 4%-10%.